SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	14646 N. Kierland Blvd., Suite 135
	 	Scottsdale, AZ 85254



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Scottsdale, AZ                 May 6, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               112
                                                  -----------------------

Form 13F Information Table Value Total:             155726 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     2937    27626 SH            SOLE          24326           3300
Abbott Labs                    COM              002824100      657    18590 SH            SOLE           8290          10300
AbbVie Inc                     COM              00287Y109      749    18375 SH            SOLE           8075          10300
Accenture PLC                  SHS CL A         G1151C101     1007    13250 SH            SOLE          13250
American Express               COM              025816109     2070    30680 SH            SOLE          30680
Apple Computer Inc             COM              037833100     2213     4999 SH            SOLE           4499            500
AT&T                           COM              00206R102      998    27208 SH            SOLE          25791           1417
Auto Data Processing           COM              053015103     1582    24334 SH            SOLE          13984          10350
B O K Financial Cp New         COM              05561Q201      745    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103     1009    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      592    48582 SH            SOLE          48582
Bard C R Inc                   COM              067383109      216     2145 SH            SOLE           2145
Becton Dickinson & Co          COM              075887109     1393    14569 SH            SOLE          11569           3000
Berkshire Hathaway Cl A        COM              084670108     1563       10 SH            SOLE                            10
BHP Billiton Ltd ADR           Spons ADR        05545E209      414     6044 SH            SOLE             44           6000
Broadridge Financial Solutions COM              11133T103      244     9841 SH            SOLE           9841
Brown & Brown Inc              COM              115236101      648    20240 SH            SOLE          20240
Campbell Soup Co               COM              134429109      821    18100 SH            SOLE           7600          10500
Capital One Financial          COM              14040H105     1411    25686 SH            SOLE          25686
Caterpillar Inc                COM              149123101      302     3475 SH            SOLE           3475
Charles Schwab Corp            COM              808513105     2011   113706 SH            SOLE         111706           2000
Chevron Corp                   COM              166764100     1709    14383 SH            SOLE          14383
Church & Dwight Co Inc         COM              171340102      511     7900 SH            SOLE           5800           2100
Cisco Systems Inc              COM              17275R102     3315   158668 SH            SOLE         143668          15000
Citigroup Inc                  COM              172967101      408     9229 SH            SOLE           9229
Clorox Company                 COM              189054109     1416    16000 SH            SOLE           9500           6500
Coca Cola                      COM              191216100     1329    32860 SH            SOLE          19324          13536
Colgate Palmolive Co           COM              194162103      662     5611 SH            SOLE            611           5000
Costco                         COM              22160k105      910     8575 SH            SOLE           8275            300
Devon Energy                   COM              25179m103     1945    34476 SH            SOLE          30951           3525
Disney Walt Co                 COM              254687106     1753    30858 SH            SOLE          28858           2000
Eaton Corp                     COM              278058102      490     8000 SH            SOLE                          8000
Eli Lilly & Co                 COM              532457108      403     7100 SH            SOLE           1700           5400
Emerson Electric               COM              291011104     2312    41375 SH            SOLE          20175          21200
Energen Corp                   COM              29265N108      208     4000 SH            SOLE                          4000
Express Scripts Inc            COM              30219G108      277     4799 SH            SOLE           1606           3193
Exxon Mobil                    COM              30231G102    11319   125617 SH            SOLE          87346          38271
Fastenal Co                    COM              311900104      205     4000 SH            SOLE           4000
Federated Investors            COM              314211103      368    15526 SH            SOLE          10526           5000
General Electric               COM              369604103     4657   201409 SH            SOLE         175315          26094
General Mills Inc              COM              370334104      394     8000 SH            SOLE                          8000
Genuine Parts Co               COM              372460105      390     5000 SH            SOLE                          5000
Google Inc Class A             CL A             38259P508      253      319 SH            SOLE            269             50
Grainger                       COM              384802104      225     1000 SH            SOLE           1000
Hershey Company                COM              427866108      271     3100 SH            SOLE            100           3000
Heinz HJ Co                    COM              423074103      549     7600 SH            SOLE           7600
Home Depot                     COM              437076102     2793    40022 SH            SOLE          37022           3000
IBM                            COM              459200101     2096     9826 SH            SOLE           5794           4032
Illinois Tool Works            COM              452308109      350     5750 SH            SOLE           5750
Intel                          COM              458140100     1808    82818 SH            SOLE          68818          14000
iShares Tr                     BARCLYS TIPS BD  464287176      869     7162 SH            SOLE           5962           1200
iShares Tr                     iBoxx HI YLD COR 464288513     4316    45749 SH            SOLE          45749
iShares Tr                     MSCI ACWI IDX    464288240     2057    48000 SH            SOLE                         48000
iShares                        MSCI EAFE IDX    464287465      274     4644 SH            SOLE           3644           1000
iShares                        MSCI EMERG MKTS  464287234      311     7281 SH            SOLE           6781            500
iShares                        RUSSELL 1000 GRW 464287614     1378    19301 SH            SOLE          19301
iShares                        S&P 500 INDEX    464287200     6778    43076 SH            SOLE          43076
iShares                        US PFD STK IDX   464288687      281     6927 SH            SOLE           6927
Johnson & Johnson              COM              478160104     5230    64147 SH            SOLE          58747           5400
JP Morgan Chase & Co           COM              46625H100      208     4385 SH            SOLE           4385              0
Kinder Morgan Mgmt LLC         COM              49455U100     2288    26046 SH            SOLE          14686          11360
Kraft Foods Inc                CL A             50076Q106      707    13715 SH            SOLE           7482           6233
Legg Mason                     COM              524901105     1211    37659 SH            SOLE          37659
Mastercard                     COM              57636Q104      758     1400 SH            SOLE           1400
McDonalds                      COM              580135101     2165    21718 SH            SOLE          11718          10000
Medtronic Inc                  COM              585055106     2884    61425 SH            SOLE          54425           7000
Merck & Co                     COM              589331107      976    22075 SH            SOLE           7975          14100
Microsoft                      COM              594918104     4047   141481 SH            SOLE         116323          25158
Mondelez International Inc     COM              609207105     2863    93500 SH            SOLE          74800          18700
MV Oil Trust                   COM              553859109      465    16400 SH            SOLE           2400          14000
New Gold CDA                   COM              644535106      273    30000 SH            SOLE                         30000
Northern Trust 	Corp           COM              665859104      355     6500 SH            SOLE           6500
Novartis A G                   COM              66987V109      686     9627 SH            SOLE           4627           5000
OGE Energy Corp.               COM              670837103      714    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108     1234    30311 SH            SOLE          30311
Panhandle Oil & Gas Inc        CL A             698477106      215     7500 SH            SOLE                          7500
Park Sterling Corp             COM              70086Y105       56    10000 SH            SOLE                         10000
Paychex Inc                    COM              704326107      774    22075 SH            SOLE          12075          10000
Pepsico Inc                    COM              713448108     3520    44500 SH            SOLE          39500           5000
Pfizer                         COM              717081103     2966   102786 SH            SOLE          92786          10000
PIMCO ETF TR                   ENHAN SHRT MAT   72201R833     3722    36663 SH            SOLE          36663
Pinnacle West Capital Cp       COM              723484101      450     7780 SH            SOLE           7780
Plum Creek Timber Co           COM              729251108      254     4875 SH            SOLE           4650            225
Powershares DB Cmdy Idx Tra    UNIT BEN IT      73935S105      224     8200 SH            SOLE           8200
Procter & Gamble               COM              742718109      4949   64227 SH            SOLE          49127          15100
Royal Dutch Shell PLC          SPON ADR A       780259206      319     4900 SH            SOLE           4900
Royal Dutch Shell              PLC SPON ADR B   780259107      200     3000 SH            SOLE           3000
Schlumberger Ltd               COM              806857108      851    11370 SH            SOLE          11370
Siemens AG ADR                 Spons ADR        826197501      325     3019 SH            SOLE             19           3000
Sigma Aldrich Corp             COM              826552101      784    10100 SH            SOLE           5100           5000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      281     1794 SH            SOLE           1794
State Street Corp              COM              857477103      431     7300 SH            SOLE           5700           1600
Stryker                        COM              863667101      618     9475 SH            SOLE           4475           5000
Sysco                          COM              871829107     2752    78238 SH            SOLE          76738           1500
T. Rowe Price Group Inc        COM              74144t108      636     8500 SH            SOLE           6500           2000
Target                         COM              87612E106      769    11240 SH            SOLE           8640           2600
Techne Corp Common             COM              878377100      271     4000 SH            SOLE                          4000
The Southern Company           COM              842587107      216     4600 SH            SOLE           4600
United Parcel Service B        CL B             911312106     2272    26444 SH            SOLE          25444           1000
US Bancorp                     COM              902973304     2360    69566 SH            SOLE          63772           5794
Vanguard Intl Eq Index Fd      MSCI EMR MKT ETF 922042858     1662    38748 SH            SOLE          37448           1300
Vanguard Bond Index Fund       TOTAL BND MRKT   921937835      272     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      839    17078 SH            SOLE          16678            400
VOC Energy Trust               TR UNIT          91829B103      189    15500 SH            SOLE            500          15000
Walgreen Company               COM              931422109     2050    43000 SH            SOLE          43000
Wal Mart Stores Inc            COM              931142103     3141    41971 SH            SOLE          36258           5713
Waste Management               COM              94106L109      519    13245 SH            SOLE           3245          10000
Wellpoint Inc                  COM              94973V107     1298    19593 SH            SOLE          19593
Wells Fargo                    COM              949746101      336     9076 SH            SOLE           8326            750
Western Union                  COM              959802109     2727   181289 SH            SOLE         176289           5000
Windstream Corp                COM              97381W104      210    26531 SH            SOLE          11430          15101
Xilinx Inc                     COM              983919101     2025    53052 SH            SOLE          53052


REPORT SUMMARY                                      TOTAL   $ 155726 (x 1000)


